General information	12 Months Ended
Dec. 31, 2025
General information [Abstract]
General information
1. General information
Lifezone Metals Limited ("Lifezone Metals") is a limited company incorporated and domiciled in the Isle of Man, whose ordinary shares have been publicly traded on the New York Stock Exchange ("NYSE") since July 6, 2023, under the trading symbol "LZM". Lifezone's warrants trade on the NYSE under the symbol ''LZMW''.
Lifezone Metals registered office is located at 2nd Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man. The consolidated financial statements of Lifezone Metals for the year ended December 31, 2025, were authorized for release in accordance with a resolution of the Directors of Lifezone Metals on March 19, 2026.
1.1. Business overview
Lifezone Metals' together with all of its subsidiaries (“Lifezone”) is committed to delivering cleaner and more responsible metals production and recycling.
The Kabanga Nickel Project in Tanzania is our flagship project and is considered to be one of the world's largest and highest-grade development-ready nickel sulfide deposits. It is a well-advanced project with more than $435 million invested by Lifezone Metals and previous stakeholders, in addition to key licenses being in place to commence development. The Kabanga Nickel Project envisages a staged development plan, commencing with the construction of a large-scale, long-life, underground mine and concentrator at the Kabanga site. The sulfide concentrate produced contains high-grade nickel content with meaningful copper and cobalt by-products. The economics displayed in the Feasibility Study showcase a mining operation with robust economics that are expected to sit in the lowest quartile of the nickel industry cost curve, in addition to a clear execution plan backed by an experienced technical and management team.
We released the Initial Assessment Technical Report Summary in the first half of 2025 followed by a maiden Feasibility Study Technical Report Summary on July 18, 2025, marking a significant and historic milestone in the nearly five-decade journey of the Kabanga Nickel Project. The economic results highlight the project’s potential to deliver attractive returns over a long mine life, supported by an exceptional high-grade Mineral Reserve and Resources and a low-cost operating profile. Our partnership with the Government of Tanzania has been instrumental in advancing the project and Lifezone remains aligned in our commitment to responsible development and long-term value creation.
Through the application of our Hydromet Technology, we offer the potential for lower energy consumption, lower emissions and lower cost metals production compared to traditional smelting. In our US-based recycling partnership, we are working to demonstrate that our Hydromet Technology can process and economically recover Platinum Group Metals ("PGM") from responsibly sourced spent Automotive Catalytic Converters ("Autocats"). Our process is expected to be cleaner and more efficient than conventional smelting and refining methods, supporting a circular economy for precious metals. Our US-based recycling operation would be the world’s first fully vertically integrated PGM recycling facility, providing a scalable, efficient and traceable closed-loop domestic critical minerals solution, delivering refined platinum, palladium and rhodium to the US market. Notably, Lifezone would be one of the US’ largest rhodium producers, allowing for the efficient recovery of the PGM basket from the secondary market. The processing and refining of all production in-house provides Lifezone with the ability to offer metal traceability, with no refining occurring offshore, thereby keeping these critical PGMs entirely domestic to the U.S.
On November 12, 2025, Lifezone closed an underwritten registered direct offering (the "2025 Offering") of (i) 4,411,764 ordinary shares and (ii) warrants to purchase up to 4,411,764 ordinary shares. The ordinary shares were sold at a purchase price of $3.40 per share ($3.21 after deducting underwriting fees and commissions) and each warrant to purchase ordinary shares is for an exercise price equal to $4.00 per share, exercisable from the date of issuance, and will expire four years from the date of issuance. The net proceeds from the 2025 Offering were approximately $14 million (after underwriting fees and commission). The 2025 Offering was made pursuant to the Company’s registration statement on Form F-3 (File No. 333-281189), previously filed with the Securities and Exchange Commission (the “SEC”) on August 1, 2024, and declared effective on August 16, 2024, and a prospectus supplement dated November 10, 2025.
1.2. Hydromet Technology overview
Lifezone’s Hydromet Technology is amenable to processing and refining metals from sulfide minerals containing nickel, copper, cobalt, platinum, palladium, rhodium and gold. As of December 31, 2025, Lifezone holds 181 patents and has 80 additional applications in progress in a total of 93 countries relating to Lifezone’s suite of Hydromet Technology and associated processes. These are categorized into six key technology families of principal patents.

Compared to traditional pyrometallurgical smelting and refining technologies, Lifezone’s Hydromet Technology is expected to produce less carbon dioxide emissions per ton of metal produced with zero sulfur dioxide emissions, be more capital and operating cost efficient, have faster processing times and enable fully traceable refined metals to enable enhanced supply chain transparency.

On July 18, 2023, Lifezone acquired The Simulus Group Pty Limited (“Simulus”), a prominent hydrometallurgical laboratory and engineering company based in Perth, Australia. Prior to the acquisition, Simulus generated revenue by providing external hydrometallurgical test work and engineering services to a broad range of clients in the mining industry, including Lifezone. Over the two years since Lifezone acquired Simulus, the primary activity at the Simulus laboratory has been the construction and operation of two Hydromet pilot plants at its premises in Perth for our two core commercial projects, the Kabanga Nickel Project and the recycling of PGMs from Autocats in the United States. As these projects move into the next stages of development, there is a reduction in the demand for Simulus's service for these internal projects. Consequently, the business is proactively pursuing new third-party clients to provide revenue-generating bespoke test work and engineering services for external clients.

Lifezone is focused on commercializing its Hydromet Technology across the metals and mining industry with a primary focus on the US-based PGM recycling opportunity with Glencore. Research and development are continuous alongside the broadening of Lifezone’s intellectual property portfolio through applications for additional patents to be applied to new opportunities in other metal groups and deposit types. Lifezone seeks to ensure that its proprietary Hydromet Technology remains secure through patent applications.

1.3. Kabanga Nickel Project
Our primary asset is the Kabanga Nickel Project, which is located in north-west Tanzania. Based on the 2024 Mineral Resource and 2025 Mineral Reserve Estimates detailed in the Feasibility Study, we believe Kabanga comprises one of the world’s largest and highest-grade nickel sulfide deposits. The Kabanga Nickel Project is 84% owned by Lifezone and 16% by the Government of Tanzania.

In October 2021, a Special Mining License (“SML”) was issued by the government of Tanzania for the Kabanga deposit area. Subsequently, in March 2024, a Refining License was issued at the proposed refinery location in Kahama. The Government of Tanzania is a 16.0% shareholder in the Kabanga Nickel Project with a non-dilutable interest via its holding in Tembo Nickel Corporation Limited (“TNCL”). As at December 31, 2025, the remaining 84.0% in TNCL is owned by Kabanga Nickel Limited (“KNL”), which is 100% owned by Lifezone.
On July 18, 2025, Lifezone entered into a definitive agreement with BHP to acquire BHP’s 17% equity interest in KNL. As a result of the transaction, Lifezone now owns 100% of KNL and all existing agreements with BHP, including the T2 Option Agreement (the equity option agreement dated October 14, 2022, as amended on February 8, 2023, entered into between BHP, Lifezone Limited ("LZL") and KNL, pursuant to which BHP had the option to consummate a further investment in KNL, subject to certain conditions being satisfied), are terminated. As part of the transaction, Lifezone assumed control over 100% of the offtake from the Kabanga Nickel Project. As consideration, a fixed cash payment of $10 million is payable by Lifezone within 30 days after the earlier of: (i) 12 months after the FID of Kabanga; or (ii) once Lifezone has raised $250 million in aggregate funding (whether through equity, debt or alternative sources). A second deferred cash payment is payable within 30 days after the period of 12 months following the achievement of first commercial production. This amount is indexed to Lifezone’s share price performance, with a reference share price of $4.16 per share and a reference amount of $28 million. The maximum amount of total consideration payable by Lifezone is limited to $83 million, or reduced to $75 million if a Resettlement Action Plan ("RAP") Trigger Event occurs. Please refer to Note 23 for more information.

The Feasibility Study for the Kabanga Nickel Project was released on July 18, 2025, and represents a major milestone in the advancement of the Kabanga Nickel Project. The Feasibility Study builds on the foundation established by the Initial Assessment and focuses on the initial development phase of Kabanga, which includes a 3.40 million tonnes per annum mechanized underground mine, concentrator, tailings storage facility and supporting infrastructure. Please refer to the Management discussion and analysis for further details on the Initial Assessment and the Feasibility Study for the Kabanga Nickel Project.
With the release of the Feasibility Study, Lifezone’s Board of Directors has directed management to commence the execution readiness phase, including the project financing process leading to a FID. During this execution readiness phase, Lifezone will advance pending permitting, remaining approvals and commercial tenders, while finalizing technical work to support critical path construction activities. A multi-sourced project finance strategy is being executed, and discussions are ongoing with strategic investors and lenders. Kabanga’s strong economics and alignment with global critical minerals priorities position it well for sustainable financing.

On August 8, 2025, Lifezone’s wholly owned subsidiary, Kabanga Nickel Limited, entered into a $60 million senior secured bridge loan facility agreement with Taurus Mining Finance Fund No. 2 L.P. acting as mandated lead arranger and agent. The facility supports the advancement of the Kabanga Nickel Project by funding the development of critical early-stage work and infrastructure as the company progresses towards securing long-term project financing. The facility has a scheduled maturity date of July 31, 2027, with an option available to Kabanga Nickel Limited to extend the term by an additional six months. The facility closed in late August and on August 29, 2025, Lifezone received the first tranche of $20 million under the senior secured bridge loan facility. Please refer to Note 21 for further details on the terms of the facility.

1.4. Platinum, palladium and rhodium recycling project in the United States
Lifezone’s Hydromet Technology intellectual property was initially developed from test work on PGM mineral concentrates, and the first test work and scoping study was undertaken in 2014 to demonstrate the successful recovery of PGMs from spent automotive catalytic converters. Today, more than 20% of the global PGM supply is derived from the secondary autocat recycling market.
Recycling is expected to play an important role as an alternative supply of critical metals. However, current recycling practices, involving conventional smelting and refining, compound the carbon dioxide emissions intensity of metal units. Through the application of its Hydromet Technology, Lifezone intends to break this energy-intensive and pollutive recycling chain by providing a cleaner, fully-traceable, lower emissions and responsibly sourced recycling solution.
In partnership with Glencore, a major and diversified participant in global commodities, Lifezone is evaluating the design and construction of a commercial-scale Hydromet PGM recycling facility in the United States to recycle PGMs from autocat material.
In January 2024, Lifezone and Glencore each funded $1.50 million into a newly established US Lifezone group entity, Lifezone Recycling US, LLC, with proceeds designated towards the pilot program. In May 2025, Lifezone invested a further $2 million into Lifezone Recycling US, LLC towards completion of the pilot testwork program and a feasibility study aiming to demonstrate the effectiveness of Lifezone’s Hydromet Technology to recover and refine PGMs from Autocats and will inform Glencore and Lifezone’s final investment decision to construct the first hydromet PGM recycling facility in the US. The feasibility study is expected to be completed in the first half of 2026. As at December 31, 2025, Glencore holds 5.56% (2024: 6.00%) interest in Lifezone Recycling US, LLC.
1.5 Simulus acquisition
On March 3, 2023, Lifezone Asia-Pacific Pty Ltd ("LZAP"), a wholly owned subsidiary of Lifezone, signed a share sale agreement with the shareholders of Simulus, a leading hydrometallurgical laboratory and engineering company located in Perth, Australia.
The transaction formally closed on July 18, 2023, for a total consideration of $14.53 million comprising a $1.0 million deposit paid on March 27, 2023, a cash consideration of $7.5 million paid on closing and 500,000 shares in Lifezone. The vendors were restricted from disposing of, transferring, or assigning their consideration shares for a period of six months from the completion of the Simulus acquisition.
1.6 SPAC Transaction
On December 13, 2022, Lifezone and GoGreen Investments Corporation ("GoGreen"), a Cayman Islands exempted company under Section 4(a)(2) of the Securities Act and/or Regulation D, incorporated under the laws of the Cayman Islands and listed on the NYSE, entered into the business combination agreement ("BCA").
Lifezone, Lifezone Holdings and GoGreen consummated the SPAC Transaction pursuant to the BCA on July 6, 2023 (the “Closing” and the “Closing Date”). The transaction was unanimously approved by GoGreen’s Board of Directors and was approved at the Extraordinary General Meeting ("EGM") of GoGreen’s shareholders held on June 29, 2023. GoGreen’s shareholders also voted to approve all the other proposals presented at the EGM. As a result of the SPAC Transaction, Aqua Merger Sub, a company registered in The Cayman Islands, as the surviving entity after the SPAC Transaction, and Lifezone Holdings each became wholly owned subsidiaries of Lifezone. As Lifezone Holdings shareholders hold the majority of shares in the combined entity post the acquisition, and as Lifezone Holdings’s key management personnel continue to direct the combined business and Lifezone Holdings’s former shareholder control the board composition, Lifezone is considered the accounting acquirer.
The SPAC Transaction was accounted for as a capital reorganization ("Reorganization"). Under this method of accounting, GoGreen was treated as the “acquired” company for financial reporting purposes, with Lifezone being the accounting acquirer and accounting predecessor. Accordingly, the Reorganization was treated as the equivalent of Lifezone issuing shares at Closing of the Reorganization for the net assets of GoGreen. This was accompanied by a recapitalization via a Private Investment in Public Equity ("PIPE") transaction, which raised $70.2 million of gross proceeds.
The Reorganization, which is not within the scope of IFRS 3 - Business Combinations since GoGreen did not meet the definition of a business in accordance with IFRS 3, was accounted for as a share-based payment transaction within the scope of IFRS 2 - Share-based Payment. Accordingly, pursuant to IFRS 2, Lifezone recorded a one-time non-cash expense of $76.9 million recognized as a SPAC Transaction expense, based on the excess of the fair value of Lifezone shares issued at a value of $10 per share over the fair value of GoGreen’s identifiable net assets acquired.